Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Nov. 10, 2024	Sep. 14, 2020	Feb. 28, 2025	Jan. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 17, 2025	Sep. 09, 2024
Shareholders’ Equity [Line Items]
Voting rights					one
Repurchase payment					$ 26,050	$ 84,055	$ 55,770
Repurchased aggregate ordinary shares (in Shares)					1,874,309	2,332,826
Repurchase ordinary shares amount					$ 97,949
Percentage of total option exercisable					25.00%
Options are exercisable period					1 year
Percentage of exercisable over a period					6.25%
Unrecognized compensation expense					$ 1,514
Weighted average non vesting period					2 years 4 months 24 days
Weighted average fair value of options granted (in Dollars per share)					$ 9.19	$ 9.61	$ 12.88
Total intrinsic value of options exercised					$ 641	$ 1,069	$ 163
Warrants are exercisable (in Shares)					421,813
Dividend yield					0.00%	0.00%	0.00%
Recognized reduction revenues						$ 3,273	$ 13,842
Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
Weighted average fair value of options granted (in Dollars per share)					$ 10.53	$ 20.27	$ 20.11
Total fair value of RSUs vested					$ 8,737
Weighted average fair value of shares vested (in Dollars per share)					$ 18.35	31.1	52.27
Weighted average fair value of forfeited (in Dollars per share)					15.1	24.35	$ 33.19
Weighted average fair value of granted (in Dollars per share)					18.31
Weighted average fair value of shares unvested (in Dollars per share)					$ 17.78	20.25
Unrecognized compensation expenses					$ 32,459
Weighted average vesting period					2 years 5 months 15 days
Aggregate performance-based RSUs (in Shares)					392,370
Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
Weighted average fair value of granted (in Dollars per share)						$ 16.93
Monte Carlo simulation [Member]
Shareholders’ Equity [Line Items]
Risk-free rate					0.40%
Volatility rate					52.00%
Dividend yield					0.00%
Expected term					5 years 3 months 25 days
September 2024 Share Repurchase Program [Member]
Shareholders’ Equity [Line Items]
Repurchase of ordinary shares									$ 100,000
November 2025 Share Repurchase Program [Member]
Shareholders’ Equity [Line Items]
Repurchase of ordinary shares								$ 100,000
ASR Agreement [Member]
Shareholders’ Equity [Line Items]
Repurchase of ordinary shares	$ 75,000
Repurchase payment	$ 75,000
Increase in the ordinary shares reserved for issuance (in Shares)	1,825,901
Repurchased aggregate ordinary shares (in Shares)			641,305
Shares repurchased (in Shares)			2,467,206
Average cost per share (in Dollars per share)			$ 30.4
Repurchase ordinary shares amount					$ 45,184	$ 65,921
Board of Directors [Member]
Shareholders’ Equity [Line Items]
Increase in the ordinary shares reserved for issuance (in Shares)						672,132
Ordinary shares available for future grant (in Shares)					532,477
Master Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase ordinary shares (in Shares)		3,401,028
Exercise price (in Dollars per share)		$ 59.26
Payments for purchased		$ 400,000
Payments for purchased products and services				$ 5,000
Warrants are exercisable (in Shares)					1,943,445
Old Business [Member] | Master Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Payments for purchased		250,000
New Business [Member] | Master Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Payments for purchased		$ 150,000